Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of current and deferred portions of income tax (benefits)/expenses

	Years ended December 31,
(In thousands)	2023	2024	2025
Current income tax expenses	4,559	7,048	1,591
Deferred income tax benefits	(428)	(10,068)	(2,876)
Income tax expenses/(benefits)	4,131	(3,020)	(1,285)

Schedule of reconciliation of total tax expenses/(benefits)

	Years ended December 31,
(In thousands)	2025
Income tax expenses at PRC statutory rate	261,581	25.0%
Foreign tax effects
Hong Kong
Statutory tax rate difference between Hong Kong and the PRC	(87,680)	(8.4)%
Unrealized gains from long-term investment	(170,050)	(16.3)%
Other	(63)	—
Other tax jurisdictions	664	0.1%
Tax credits
Effect of PRC preferential tax rates	(2,301)	(0.2)%
Effect of Super Deduction	(3,227)	(0.3)%
Nontaxable or nondeductible items	(304)	—
Change in valuation allowances	7,909	0.7%
Other adjustments	(7,814)	(0.7)%
Income tax benefits	(1,285)	(0.1)%

	Years ended December 31,
(In thousands)	2023	2024
Income tax expenses/(benefits) at statutory rate of 25% (based on statutory tax rate applicable to enterprises in the PRC)	3,965	(589)
Effects of different tax rates in different jurisdictions	1,615	(209)
Non-deductible expenses	306	3,239
Effect of Super Deduction	(3,609)	(3,600)
Effect of tax holidays and tax concessions on taxable income of subsidiaries incorporated in the PRC	(5,121)	(484)
Tax benefit from investment loss in a liquidating subsidiary of the VIE	—	(9,706)
Change in valuation allowance of deferred tax assets	7,170	8,190
Others	(195)	139
Income tax expenses/(benefits)	4,131	(3,020)

Schedule of changes in deferred tax asset and liabilities balances

(In thousands)	December 31, 2024	December 31, 2025
Deferred tax assets:
Net operating losses carried forward	57,516	57,572
Investment loss in a liquidating subsidiary of the VIE	9,598	—
Allowance for current expected credit losses	1,201	978
Impairment of long-term equity investments	485	443
Accruals and others	1,609	2,952
Valuation allowance	(59,421)	(51,340)
Total deferred tax assets, net of valuation allowance	10,988	10,605
Set-off provisions	(460)	(522)
Deferred tax assets, net	10,528	10,083

Deferred tax liabilities:
Acquired intangible assets	(905)	(5,851)
Others	(709)	(809)
Total deferred tax liabilities	(1,614)	(6,660)
Set-off provisions	460	522
Deferred tax liabilities, net	(1,154)	(6,138)

Schedule of movement of valuation allowance

	Years ended December 31,
(In thousands)	2023	2024	2025
Beginning balance	47,223	51,868	59,421
Additions	7,406	8,487	9,323
Reversals	(236)	(297)	(1,777)
Divestment of VIE’s subsidiaries	—	—	(16,576)
Exchange difference	(2,525)	(637)	949
Ending balance	51,868	59,421	51,340